Schedule of Preliminary Purchase Price (Details) (Parenthetical) $ in Thousands	Jul. 15, 2021 USD ($)
Fulltime Fantasy Sports LLC [Member] | The Arena Group Holdings Inc [Member]
Asset Acquisition [Line Items]
Transaction cost	$ 35